SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017		Aug. 31, 2016	Feb. 28, 2017	Aug. 31, 2015
Accounting Policies [Abstract]
Cash and cash equivalents	$ 525,107 [1]	$ 572,775	[1]	$ 3,590	$ 10,897	$ 17,029
Stock based compensation	$ 30,001	$ 3,332
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in determination of diluted loss per share		1,927,302		1,927,302

[1]	Restated